STOCK OPTIONS (Details Narrative) - USD ($)												3 Months Ended					6 Months Ended		12 Months Ended
	Dec. 23, 2024	Dec. 23, 2024	Nov. 03, 2024	Sep. 09, 2024	Dec. 20, 2023	Jun. 21, 2023	Apr. 27, 2023	Mar. 29, 2023	Feb. 13, 2023	Aug. 29, 2022	Jul. 02, 2020	Jun. 30, 2025	Jun. 30, 2024		Mar. 31, 2024	[1]	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 02, 2023	Oct. 18, 2018
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant options												21,256					21,256		19,217
Stock options grants																			10,000
Common Stock authorized												495,000,000					495,000,000		495,000,000	495,000,000
Share Price																			$ 0.22
Intrinsic value of awards												$ 147,000					$ 147,000		$ 1,000	$ 0
Stock price												$ 0.23					$ 0.23		$ 0.25	$ 2.00
Non-cash compensation																			$ 2
Stock-based compensation																	$ 1,000		$ 1,000	$ 23,000
Stock based compensation												$ 1,000	$ 0				$ 1,000	$ 0		$ 48,000
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares for standby equity purchase agreement II, shares						32,143	2,143		3,572				1,142,480	[1]	28,333				6,666,667	110,554
Stock-based compensation																			$ 59,000	$ 32,000
Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued								7,143
Options to purchase shares of common stock								6,015
Issuance of shares for standby equity purchase agreement II, shares			50,000
Employees and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation																			$ 1,000	$ 23,000
2018 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant options																						27,211
Shares of common stock											14,210
Number of shares											41,421
Stock options grants																			21,296
2022 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options grants										142,858
2022 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options grants																			10,341,787
Share Price	$ 0.2153	$ 0.2153
2022 Share Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock authorized																					928,572
2022 Share Incentive Plan [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares for standby equity purchase agreement II, shares		650,000	11,000,000	640,000	286,784
2022 Share Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options grants	10,000

[1]	Less than $1 thousand.